Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	May 08, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 19,813	$ 20,043	$ 19,122	$ 19,455	$ 14,841	$ 15,121	$ 13,553		$ 12,397	$ 10,766	$ 10,000	$ 20,012
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class (with sales charge)
Accumulated Value	18,367	18,630	17,826	18,203	13,920	14,222	12,774		11,709	10,195	9,498	$ 18,506
Z Class
Account Value [Line Items]
Accumulated Value	16,102	16,266	15,511	15,767	12,005	12,222	10,939	$ 10,000				$ 16,291
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517		11,934	10,121	10,000	$ 31,955
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Value Total Return
Accumulated Value	19,527	17,116	17,732	17,733	11,035	13,254	12,532		11,731	9,982	10,000	$ 20,550
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	28,507	23,240	22,637	22,589	15,474	15,341	13,517		11,934	10,121	10,000	$ 31,955
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Value Total Return
Accumulated Value	19,527	17,116	17,732	17,733	11,035	13,254	12,532		$ 11,731	$ 9,982	$ 10,000	$ 20,550
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 TR
Accumulated Value	23,727	19,343	18,841	18,801	12,879	12,769	11,251	10,000				$ 26,597
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Value Total Return
Accumulated Value	$ 16,680	$ 14,621	$ 15,147	$ 15,148	$ 9,426	$ 11,322	$ 10,705	$ 10,000				$ 17,555